INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2010
INCOME TAX
Schedule of provision for income taxes

	Year ended December 31,
	2010	2009	2008
Current provision for income taxes	$562,637	$403,523	$952,116
Deferred income tax loss/(benefit)	(45,449)	101,524	(207,796)

Total provision for income taxes	$517,188	$505,047	$744,320

Russian statutory income tax rate reconciled to the Group's effective income tax rate

	2010	2009	2008
Statutory income tax rate for the year	20.0%	20.0%	24.0%
Adjustments:
Expenses not deductible for tax purposes	3.5	4.9	2.1
Currency exchange and transaction loss	—	0.5	1.0
Income tax provision	0.1	(0.2)	0.3
Settlements with tax authorities	(1.0)	(2.9)	—
Revaluation of MTS Ukraine tax base	—	—	(1.8)
Different tax rate of foreign subsidiaries	(0.5)	(2.0)	(1.2)
Earnings distribution from subsidiaries	0.7	6.8	—
Disposal of treasury stock	—	(4.1)	—
Effect of change in tax rate in Ukraine	0.7	—	—
Change in fair value of derivative financial instruments	(0.1)	(0.1)	0.3
Change in valuation allowance	(0.2)	10.3	(0.2)
Comstar corporate reorganization	—	0.4	—
Impairment of long-lived assets	1.3	—	—
Impairment of goodwill	—	—	0.4
Other	0.5	0.1	0.5

Effective income tax rate	25.0%	33.7%	25.4%

Schedule of deferred tax assets and liabilities

	December 31,
	2010	2009
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$211,307	$212,606
Other intangible assets	1,346	12,770
Deferred connection fees	31,522	33,610
Subscriber prepayments	20,832	16,663
Accrued expenses	148,828	130,603
Inventory obsolescence	5,884	3,046
Loss carryforward	196,883	111,784
Impairment of property, plant and equipment	4,438	19,906
Valuation of investment in Svyazinvest	—	78,761
Other	22,384	26,750
Valuation allowance	(165,994)	(182,308)

Total deferred tax assets	477,430	464,191

	December 31,
	2010	2009
Deferred tax liabilities
Licenses acquired	$(62,606)	$(59,746)
Depreciation of property, plant and equipment	(192,679)	(188,611)
Customer base	(34,783)	(2,695)
Other intangible assets	(41,011)	(59,227)
Debt issuance cost	(11,134)	(22,690)
Potential distributions from/to Group's subsidiaries/associates	(105,821)	(118,608)
Other	(4,992)	(1,025)

Total deferred tax liabilities	(453,026)	(452,602)

Net deferred tax asset	24,404	11,589

Net deferred tax asset, current	$234,658	$212,687
Net deferred tax asset, non-current	$81,816	$97,355
Net deferred tax liability, long-term	$(292,070)	$(298,453)

Significant balances for income tax losses carried forward

Jurisdiction	Period for carry-forward	2010	2009
Luxembourg (MGTS Finance S.A.)	Unlimited	$124,464	$94,163
Russia (Comstar-UTS, RTC and other)	2011 - 2019	72,419	17,048
USA	Unlimited	—	573

Total		$196,883	$111,784

Valuation allowances against deferred tax assets

Valuation allowances	2010	2009
Sale of investment in Svyazinvest	$66,887	$78,800
Operating loss in Luxemburg (MGTS Finance S.A)	94,032	94,163
Other	5,075	9,345

Total	$165,994	$182,308

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2010	2009	2008
Balance, beginning of the year	$10,607	$12,360	$35,752
Additions based on tax position related to the current year	14,590	2,094	20,006
Additions based on tax positions related to prior years	1,504	—	—
Additions based on tax of acquired entities	7,587	1,521	—
Reduction in tax positions related to prior years	(2,141)	(1,778)	(11,692)
Settlements with tax authorities	(18,109)	(3,305)	(31,456)
Currency translation adjustment	(45)	(285)	(250)

Balance, end of the year	$13,993	$10,607	$12,360